Finance Leases (Details 1) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment		$ 3,100,000	$ 3,100,000
Accumulated depreciation		(438,138)	(149,086)
Property and equipment net		2,661,862	2,950,914
Twin Vee Powercarsco [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		3,100,000
Accumulated depreciation		(438,138)
Property and equipment net		2,661,862
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		1,000,000	1,000,000
Land [Member] | Twin Vee Powercarsco [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		1,000,000
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		100,000	100,000
Building [Member] | Twin Vee Powercarsco [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		100,000
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		2,000,000	$ 2,000,000
Equipment [Member] | Twin Vee Powercarsco [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		$ 2,000,000